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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment           [   ] Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kempner Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507
                  ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      V. Delynn Greene
Title:     Vice President and Compliance Officer
Phone:     409-765-6671


     /s/ V. Delynn Greene   Galveston, Texas      April 5, 2011
     --------------------   ----------------      ----------------
       (Signature)            (City, State)           (Date)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

File No. 028-13146              Frost Investment Advisors, LLC


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          55

Form 13F Information Table Value Total:    $264,319 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name
---                                ----

028-13146                           Frost Investment Advisors, LLC

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Kempner Capital Management, Inc.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
03-31-2011


                                                                                                            Voting Authority
                                                                                                         ----------------------

                              Title of              Value      Shares/  Sh/   Put/  Invstmt    Other
Name of Issuer                 class    CUSIP     (x$1000)     Prn Amt  Prn   Call  Dscretn    Managers   Sole    Shared    None
--------------                 -----    -----     --------     -------  ---   ----  -------    --------   ----    ------    ----
AT&T Inc.                       COM     00206R102    13,800    450,829   SH          Sole                  450,829
Abbott Laboratories             COM     002824100     6,378    130,040   SH          Sole                  130,040
Alcoa Inc                       COM     013817101     3,655    206,975   SH          Sole                  206,975
Allstate Corp.                  COM     020002101     7,778    244,735   SH          Sole                  244,735
AnnalyCapMgmtIncREIT            COM     035710409     7,253    415,630   SH          Sole                  415,630
Applied Materials               COM     038222105     4,874    312,005   SH          Sole                  312,005
ArcherDanielsMidland            COM     039483102    13,235    367,525   SH          Sole                  367,525
Avon Products, Inc.             COM     054303102     2,281     84,375   SH          Sole                   84,375
Bank of America Corp.           COM     060505104     3,985    298,963   SH          Sole                  298,963
Becton Dickinson & Co.          COM     075887109     3,802     47,755   SH          Sole                   47,755
Black Box Corporation           COM     091826107     6,045    171,986   SH          Sole                  171,986
Boeing Company                  COM     097023105    10,971    148,400   SH          Sole                  148,400
Carlisle Companies Inc          COM     142339100     1,931     43,355   SH          Sole                   43,355
ConocoPhillips                  COM     20825c104     2,221     27,805   SH          Sole                   27,805
Cullen Frost Bankers            COM     229899109     5,346     90,576   SH          Sole                   90,576
Cynosure, Inc Cl A              COM     232577205       208     15,000   SH          Sole                   15,000
Dover Corporation               COM     260003108     8,295    126,175   SH          Sole                  126,175
Dow Chemical Co                 COM     260543103     6,875    182,120   SH          Sole                  182,120
Emcore Corporation              COM     290846104       128     50,000   SH          Sole                   50,000
Ener Conv Devices Inc           COM     292659109       253    111,766   SH          Sole                  111,766
Enzo Biochem Inc.               COM     294100102       293     70,001   SH          Sole                   70,001
Exxon Mobil Corp.               COM     30231G102       229      2,725   SH          Sole                    2,725
Fidelity National Finl          COM     31620R105     7,059    499,601   SH          Sole                  499,601
Gannett Company Inc             COM     364730101     6,051    397,300   SH          Sole                  397,300
Genworth Financial Inc          COM     37247D106     1,412    104,940   SH          Sole                  104,940
H&R Block Inc                   COM     093671105     4,069    243,065   SH          Sole                  243,065
Hewlett-Packard Co              COM     428236103     4,425    108,010   SH          Sole                  108,010
Home Depot Inc                  COM     437076102     6,440    173,780   SH          Sole                  173,780
IBM Corporation                 COM     459200101    12,494     76,615   SH          Sole                   76,615
Johnson & Johnson               COM     478160104     3,044     51,380   SH          Sole                   51,380
Lincoln National Corp.          COM     534187109     1,688     56,179   SH          Sole                   56,179
Marsh & McLennan                COM     571748102     9,979    334,750   SH          Sole                  334,750
PPG Industries Inc              COM     693506107     4,149     43,580   SH          Sole                   43,580
Pulse Electronics Corp          COM     74586W106     4,345    718,195   SH          Sole                  718,195
Raytheon Company                COM     755111507     3,108     61,090   SH          Sole                   61,090
Southern Union Co               COM     844030106     7,327    256,025   SH          Sole                  256,025
Staples Inc                     COM     855030102     2,511    129,285   SH          Sole                  129,285
US Natural Gas Fd ETF           COM     912318110       862     75,000   SH          Sole                   75,000
Valero Energy Corp              COM     91913Y100     6,067    203,440   SH          Sole                  203,440
Verizon Comm. Inc.              COM     92343V104     3,455     89,645   SH          Sole                   89,645
Wal-Mart Stores Inc             COM     931142103     6,902    132,600   SH          Sole                  132,600
Western Union Co/The            COM     959802109     8,145    392,165   SH          Sole                  392,165
BP Plc ADS                      ADR     055622104     5,850    132,525   SH          Sole                  132,525
Barclays Plc ADR                ADR     06738E204     4,481    247,025   SH          Sole                  247,025
Ingersoll-Rand PLC              ADR     G47791101     3,455     71,515   SH          Sole                   71,515
Nintendo Co., Ltd ADR           ADR     654445303     2,698     79,600   SH          Sole                   79,600
Nippon Telgrph&Telphn           ADR     654624105    11,776    523,600   SH          Sole                  523,600
Novartis AG                     ADR     66987V109     3,924     72,200   SH          Sole                   72,200
RenaissanceRe HlgLtd            ADR     G7496G103     5,907     85,620   SH          Sole                   85,620
Teva Phrm Ind Ltd ADR           ADR     881624209     5,537    110,370   SH          Sole                  110,370
XL Group Ltd.                   ADR     G98290102     5,833    237,122   SH          Sole                  237,122
Alliance Worldwide Privatizati  MF      01879X103       303     19,580   SH          Sole                   19,580
MrgnStnly AsiaPacific Fd        MF      61744U106       630     37,000   SH          Sole                   37,000
MrgnStnly India Invstmnt Fd     MF      61745C105       445     18,500   SH          Sole                   18,500
Phoenix Group Hldgs (PHNX LN)   INTL      B45JKK9       110     10,290   SH          Sole                   10,290

REPORT SUMMARY                                     55 DATA RECORDS    264,319

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED      1
Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:
Name: Frost Investment Advisors, LLC  No: 028-13146









REPORT SUMMARY     55       DATA RECORDS            256,507       1     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc is:
Name: Frost Investment Advisors, LLC  No: 028-13146

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